UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.1%
Arcos Dorados Holdings, Inc., Class A	127,158	$696,826
Grupo Supervielle SA (a)	43,171	584,967

		1,281,793
Australia — 2.6%
Iluka Resources Ltd.	50,350	270,798
Metals X Ltd.	341,006	426,272
Orocobre Ltd. (a)(b)	387,419	1,224,723
OZ Minerals Ltd.	199,640	977,452
Parnell Pharmaceuticals Holdings Pty Ltd. (a)(b)	62,555	100,088

		2,999,333
Austria — 0.9%
Schoeller-Bleckmann Oilfield Equipment AG	17,850	1,097,588
Belgium — 0.9%
Nyrstar NV (a)	59,790	545,059
Ontex Group NV	15,637	564,984

		1,110,043
Brazil — 1.9%
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	82,340	777,290
Cia Hering	147,201	838,969
TOTVS SA	54,808	559,507

		2,175,766
British Virgin Islands — 0.3%
Atlas Mara Co.-Nvest Ltd. (a)	88,913	335,647
Canada — 7.6%
Africa Oil Corp. (a)(b)	660,500	885,287
Canadian Western Bank	14,500	280,083
Continental Gold, Inc. (a)	449,971	1,330,286
Diagnocure, Inc. (a)	468,966	5,388
Dollarama, Inc.	9,770	722,396
Element Financial Corp.	50,230	539,367
Entertainment One Ltd.	207,210	541,061
Lithium Americas Corp. (a)(b)	321,300	236,241
Lundin Mining Corp. (a)	164,760	688,997
Methanex Corp.	27,790	778,676
Mogo Finance Technology, Inc. (a)	36,220	51,321
Painted Pony Petroleum Ltd. (a)	189,968	1,255,638
Torex Gold Resources, Inc. (a)	52,757	1,094,213
Trevali Mining Corp. (a)	759,500	506,081
Trevali Mining Corp. (a)	19,473	12,975

		8,928,010
China — 0.8%
Agile Group Holdings Ltd.	340,000	195,149
Colour Life Services Group Co. Ltd.	518,000	382,885
Fu Shou Yuan International Group Ltd.	177,000	118,723
KWG Property Holding Ltd.	474,000	294,082

		990,839
Denmark — 0.2%
ALK-Abello A/S	1,894	270,597
Finland — 0.1%
Ferratum Oyj	2,681	61,080
France — 2.9%
Elior Participations SCA	37,124	810,371
Elis SA	55,579	1,003,739
Talend SA (a)	2,641	67,345
Ubisoft Entertainment SA (a)	18,600	763,421
Virbac SA (a)	3,935	775,117

		3,419,993

Common Stocks	Shares	Value
Georgia — 0.6%
BGEO Group PLC	17,850	$645,161
Germany — 1.5%
AIXTRON SE (a)	77,599	487,182
Grand City Properties SA	41,372	920,808
Rheinmetall AG	5,610	393,049

		1,801,039
Hong Kong — 1.9%
Chow Sang Sang Holdings International Ltd.	134,000	262,589
Clear Media Ltd.	239,000	219,552
Lee & Man Paper Manufacturing Ltd.	984,000	760,916
Melco International Development Ltd.	416,000	427,832
PAX Global Technology Ltd. (b)	601,000	497,492

		2,168,381
India — 3.1%
Container Corp. of India Ltd.	19,960	447,220
Jubilant Foodworks Ltd.	37,800	691,354
Makemytrip Ltd. (a)	36,580	688,801
Oberoi Realty Ltd.	165,490	721,071
Yes Bank Ltd.	29,620	540,338
Zee Entertainment Enterprises Ltd.	74,370	552,977

		3,641,761
Indonesia — 1.4%
Bank Tabungan Negara Persero Tbk PT	8,162,400	1,234,195
Tambang Batubara Bukit Asam Persero Tbk PT	63,100	47,690
Tower Bersama Infrastructure Tbk PT	934,500	407,311

		1,689,196
Ireland — 0.9%
Greencore Group PLC	81,900	354,936
Ryanair Holdings PLC — ADR	10,567	747,827

		1,102,763
Italy — 0.7%
Beni Stabili SpA SIIQ	1,284,506	841,181
Japan — 3.3%
Don Quijote Holdings Co. Ltd.	10,900	427,793
Horiba Ltd.	11,300	528,776
JGC Corp.	55,000	805,182
METAWATER Co. Ltd.	3,500	109,134
NGK Insulators Ltd.	26,000	620,725
NOK Corp.	17,100	325,154
Pioneer Corp. (a)(b)	238,000	432,679
Rohm Co. Ltd.	14,300	608,480

		3,857,923
Luxembourg — 0.8%
Eurofins Scientific SE	693	259,970
Stabilus SA (a)	12,986	679,607

		939,577
Malaysia — 0.2%
AirAsia Bhd	319,300	230,063
Mexico — 0.2%
Corp. Inmobiliaria Vesta SAB de CV	155,512	223,274
Netherlands — 0.6%
Boskalis Westminster	5,200	191,117
Intertrust NV (a)	23,590	536,002

		727,119
Panama — 0.2%
Copa Holdings SA, Class A	2,700	180,900

MANAGED ACCOUNT SERIES	JULY 31, 2016	8

Schedule of Investments (continued)	Global SmallCap Portfolio

Common Stocks	Shares	Value
Poland — 0.2%
Alior Bank SA (a)(b)	18,811	$243,804
Russia — 0.5%
Globaltrans Investment PLC — GDR, Registered Shares	135,930	540,254
Sweden — 1.2%
Hoist Finance AB	62,540	586,508
SSAB AB, A Shares (a)	157,990	496,815
SSAB AB, B Shares (a)	150,325	372,030

		1,455,353
Switzerland — 0.6%
Aryzta AG	9,488	356,455
Leonteq AG (b)	5,860	379,854

		736,309
Taiwan — 0.2%
Mercuries Life Insurance Co. Ltd.	355,000	180,342
Thailand — 0.1%
Indorama Ventures PCL	182,300	174,030
United Kingdom — 6.3%
Arrow Global Group PLC	199,230	581,395
Ashmore Group PLC (b)	165,381	728,691
Balfour Beatty PLC (a)	15,620	45,820
Dialog Semiconductor PLC (a)	13,800	452,526
Drax Group PLC	116,300	526,034
Essentra PLC	16,600	106,513
Exova Group PLC	241,362	640,459
Hunting PLC	10,900	59,010
IMI PLC	26,930	382,089
Intertek Group PLC	15,410	739,319
Nomad Foods Ltd. (a)	50,886	450,341
Poundland Group PLC	164,704	494,265
Rentokil Initial PLC	236,130	671,359
UNITE Group PLC The	104,541	876,099
Virgin Money Holdings UK PLC	176,787	616,572

		7,370,492
United States — 54.8%
Albemarle Corp.	9,400	791,198
Allison Transmission Holdings, Inc.	18,800	541,816
Blackhawk Network Holdings, Inc. (a)(b)	2,317	80,608
Bob Evans Farms, Inc.	20,085	738,726
Boot Barn Holdings, Inc. (a)(b)	12,200	131,272
Bottomline Technologies, Inc. (a)	34,634	731,124
Burlington Stores, Inc. (a)	8,177	625,622
Cable One, Inc.	3,233	1,693,704
CARBO Ceramics, Inc.	40,888	576,521
Chart Industries, Inc. (a)	25,096	753,382
Ciena Corp. (a)	49,900	957,581
comScore, Inc. (a)	13,100	339,945
CyrusOne, Inc.	28,972	1,588,245
Deckers Outdoor Corp. (a)	6,279	414,477
DSP Group, Inc. (a)	29,165	315,857
DXP Enterprises, Inc. (a)(b)	12,711	211,511
Endologix, Inc. (a)(b)	73,378	1,035,364
Energen Corp.	25,000	1,184,500
Essent Group Ltd. (a)	29,530	707,539
FirstMerit Corp.	29,849	633,694
Five Below, Inc. (a)(b)	13,680	697,817
Flowers Foods, Inc.	19,644	361,253
Generac Holdings, Inc. (a)	16,890	638,273
Genesee & Wyoming, Inc., Class A (a)(b)	9,140	591,815
G-III Apparel Group Ltd. (a)(b)	16,600	664,498

Common Stocks	Shares	Value
United States (continued)
GNC Holdings, Inc., Class A	26,515	$541,171
Hain Celestial Group, Inc. (a)	12,300	649,317
Halyard Health, Inc. (a)	31,445	1,087,682
Haynes International, Inc.	19,910	756,182
IBERIABANK Corp.	6,800	424,796
IDEX Corp.	11,550	1,037,075
Insulet Corp. (a)	36,643	1,296,796
Insys Therapeutics, Inc. (a)(b)	26,012	407,088
Integrated Device Technology, Inc. (a)	36,180	795,598
Invacare Corp.	52,598	605,929
Itron, Inc. (a)	14,620	624,128
Jack Henry & Associates, Inc.	3,970	354,323
Joy Global, Inc.	10,300	284,589
KBR, Inc.	55,190	773,764
KLX, Inc. (a)	28,410	917,643
LKQ Corp. (a)	27,497	945,622
Marcus & Millichap, Inc. (a)	38,596	1,033,987
MDU Resources Group, Inc.	31,229	751,057
Mentor Graphics Corp.	34,110	728,590
Merit Medical Systems, Inc. (a)	57,436	1,346,300
MSC Industrial Direct Co., Inc., Class A	10,940	785,820
Murphy USA, Inc. (a)	6,870	526,517
National Instruments Corp.	26,116	749,007
NetScout Systems, Inc. (a)	39,640	1,109,127
Nordson Corp.	9,540	842,287
NuVasive, Inc. (a)	24,459	1,521,350
OPKO Health, Inc. (a)(b)	81,103	806,975
Opus Bank	19,000	613,320
OSI Systems, Inc. (a)	8,759	520,898
Owens & Minor, Inc.	33,481	1,195,606
Pacific Biosciences of California, Inc. (a)(b)	100,740	861,327
Party City Holdco, Inc. (a)(b)	23,933	383,407
Patterson Cos., Inc.	23,820	1,175,755
Pebblebrook Hotel Trust (b)	35,596	1,055,421
Performance Sports Group Ltd. (a)(b)	74,517	248,142
Pfenex, Inc. (a)(b)	87,922	709,530
Pinnacle Foods, Inc.	9,427	473,330
Prestige Brands Holdings, Inc. (a)	4,401	235,453
PTC, Inc. (a)	27,100	1,076,683
Qorvo, Inc. (a)	12,200	771,406
Quotient Ltd. (a)	86,418	501,224
Rackspace Hosting, Inc. (a)	19,700	461,571
Rambus, Inc. (a)(b)	38,800	524,576
Silver Bay Realty Trust Corp.	48,856	880,385
SiteOne Landscape Supply, Inc. (a)	13,141	510,396
Skechers U.S.A., Inc., Class A (a)	15,700	377,114
Smart & Final Stores, Inc. (a)	38,470	530,501
South Jersey Industries, Inc.	24,460	779,785
Superior Energy Services, Inc.	45,500	726,635
SUPERVALU, Inc. (a)	186,939	912,262
Tableau Software, Inc., Class A (a)	4,100	231,691
Tanger Factory Outlet Centers, Inc. (b)	21,044	878,376
Teleflex, Inc.	6,516	1,174,900
TreeHouse Foods, Inc. (a)	6,500	670,735
Triumph Group, Inc.	20,550	633,557
Ultimate Software Group, Inc. (a)	3,360	702,576
Urban Outfitters, Inc. (a)	7,772	232,383
US Silica Holdings, Inc.	17,800	613,566
Verint Systems, Inc. (a)	29,958	1,056,619
VWR Corp. (a)	43,474	1,361,606
Whiting Petroleum Corp. (a)(b)	59,200	436,304
Yelp, Inc. (a)	44,132	1,419,726

9	MANAGED ACCOUNT SERIES	JULY 31, 2016

Schedule of Investments (continued)	Global SmallCap Portfolio

Common Stocks	Shares	Value
United States (continued)
Zynga, Inc., Class A (a)	215,800	$619,346

		64,265,174
Total Common Stocks — 98.6%		115,684,785

Warrants
British Virgin Islands — 0.0%
Atlas Mara Co-Nvest Ltd. (Issued/Exercisable 12/17/13, 1 Share for 1 Warrant, Expires 12/17/17, Strike Price USD 11.50) (a)	77,800	1,556
Total Long-Term Investments (Cost — $99,053,037) — 98.6%		115,686,341

Short-Term Securities		Beneficial Interest (000)	Value
Money Market Funds — 9.2%
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (c)(d)(e)		$10,741	$10,740,632
Short-Term Securities		Par (000)
Time Deposits
Australia — 0.0%
Brown Brothers Harriman & Co., 0.73%, 08/01/16	AUD	23	17,761
Europe — 0.0%
Brown Brothers Harriman & Co., 0.53%, 08/01/16	EUR	22	24,147
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 08/01/16	HKD	143	18,405
United States — 1.1%
Wells Fargo, San Francisco, 0.39%, 08/01/16		1,232	1,232,344
Total Time Deposits — 1.1%			1,292,657
Total Short-Term Securities (Cost — $12,033,289) — 10.3%			12,033,289
Total Investments (Cost — $111,086,326*) — 108.9%			127,719,630
Liabilities in Excess of Other Assets — (8.9)%			(10,430,251)

Net Assets — 100.0%			$117,289,379

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,237,000

Gross unrealized appreciation	$17,547,933
Gross unrealized depreciation	(7,065,303)

Net unrealized appreciation	$10,482,630

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2016	Net Activity	Beneficial Interest Held at July 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	$8,455,198	$2,285,434	$10,740,632	$58,001	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

MANAGED ACCOUNT SERIES	JULY 31, 2016	10

Schedule of Investments (continued)	Global SmallCap Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,281,793	—	—	$1,281,793
Australia	100,088	$2,899,245	—	2,999,333
Austria	—	1,097,588	—	1,097,588
Belgium	545,059	564,984	—	1,110,043
Brazil	2,175,766	—	—	2,175,766
British Virgin Islands	335,647	—	—	335,647
Canada	8,421,929	—	$506,081	8,928,010
China	—	990,839	—	990,839
Denmark	—	270,597	—	270,597
Finland	—	61,080	—	61,080
France	67,345	3,352,648	—	3,419,993
Georgia	645,161	—	—	645,161
Germany	—	1,801,039	—	1,801,039
Hong Kong	—	2,168,381	—	2,168,381
India	688,801	2,952,960	—	3,641,761
Indonesia	—	1,689,196	—	1,689,196
Ireland	747,827	354,936	—	1,102,763
Italy	—	841,181	—	841,181
Japan	—	3,857,923	—	3,857,923
Luxembourg	679,607	259,970	—	939,577
Malaysia	—	230,063	—	230,063
Mexico	223,274	—	—	223,274
Netherlands	—	727,119	—	727,119
Panama	180,900	—	—	180,900
Poland	—	243,804	—	243,804
Russia	540,254	—	—	540,254
Sweden	—	1,455,353	—	1,455,353
Switzerland	—	736,309	—	736,309
Taiwan	—	180,342	—	180,342
Thailand	174,030	—	—	174,030
United Kingdom	2,166,460	5,204,032	—	7,370,492
United States	64,265,174	—	—	64,265,174
Warrants	—	1,556	—	1,556
Short-Term Securities:
Money Market Funds	—	10,740,632	—	10,740,632
Time Deposits	—	1,292,657	—	1,292,657

Total	$83,239,115	$43,974,434	$506,081	$127,719,630

11	MANAGED ACCOUNT SERIES	JULY 31, 2016

Schedule of Investments (concluded)	Global SmallCap Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Collateral on securities loaned at value	—	$(10,740,632)	—	$(10,740,632)
Foreign bank overdraft	—	(19,000)	—	(19,000)

Total	$—	$(10,759,632)	—	$(10,759,632)

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Common Stocks
British Virgin Islands	$357,946	—	—	$(357,946)
France	—	$(952,549)	$952,549	—
Luxembourg	654,123	—	—	(654,123)
Netherlands	—	(417,307)	417,307	—
United Kingdom	884,760	—	—	(884,760)

Total	$1,896,829	$(1,369,856)	$1,369,856	$(1,896,829)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

MANAGED ACCOUNT SERIES	JULY 31, 2016	12

Schedule of Investments July 31, 2016 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
KLX, Inc. (a)	31,857	$1,028,981
Orbital ATK, Inc.	5,300	461,736
Triumph Group, Inc.	24,131	743,959

		2,234,676
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	26,198	1,294,967
Banks — 5.4%
Cullen/Frost Bankers, Inc.	16,300	1,106,607
First Niagara Financial Group, Inc.	77,800	797,917
FirstMerit Corp.	61,500	1,305,645
Fulton Financial Corp.	47,200	644,280
Hancock Holding Co.	25,300	733,447
Prosperity Bancshares, Inc.	21,600	1,103,544

		5,691,440
Biotechnology — 1.3%
United Therapeutics Corp. (a)	11,584	1,401,780
Capital Markets — 2.2%
Ares Management LP	43,016	746,328
Eaton Vance Corp.	28,000	1,058,680
Stifel Financial Corp. (a)	15,500	547,925

		2,352,933
Chemicals — 3.2%
Albemarle Corp.	17,599	1,481,308
FMC Corp.	26,800	1,274,072
Methanex Corp.	20,300	568,806

		3,324,186
Communications Equipment — 1.3%
NetScout Systems, Inc. (a)(b)	48,600	1,359,828
Construction & Engineering — 2.2%
Fluor Corp.	9,600	513,792
Granite Construction, Inc.	9,700	482,866
Jacobs Engineering Group, Inc. (a)	10,500	561,960
KBR, Inc.	56,200	787,924

		2,346,542
Consumer Finance — 0.1%
Ally Financial, Inc.	5,900	106,436
Containers & Packaging — 2.0%
Packaging Corp. of America	17,300	1,292,137
Silgan Holdings, Inc.	16,000	793,280

		2,085,417
Distributors — 0.8%
LKQ Corp. (a)	24,721	850,155
Diversified Financial Services — 0.6%
Voya Financial, Inc.	24,600	630,498
Electric Utilities — 2.7%
Great Plains Energy, Inc.	29,400	875,532
OGE Energy Corp.	47,700	1,534,509
PNM Resources, Inc.	6,800	233,648
Westar Energy, Inc.	3,384	188,049

		2,831,738
Electrical Equipment — 1.7%
AMETEK, Inc.	11,025	518,506
Hubbell, Inc.	11,500	1,240,045

		1,758,551
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc. (a)	18,900	1,256,661

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	16,800	$721,224
Keysight Technologies, Inc. (a)	8,613	251,844

		2,229,729
Electronics — 0.8%
National Instruments Corp.	28,000	803,040
Energy Equipment & Services — 4.0%
Dril-Quip, Inc. (a)	13,300	723,919
Oceaneering International, Inc.	27,700	772,276
Patterson-UTI Energy, Inc.	72,300	1,401,897
Superior Energy Services, Inc.	83,100	1,327,107

		4,225,199
Engineering & Construction — 0.7%
AECOM (a)	21,600	766,584
Food & Staples Retailing — 0.8%
SUPERVALU, Inc. (a)	179,715	877,009
Food Products — 3.1%
Hain Celestial Group, Inc. (a)	15,200	802,408
Pinnacle Foods, Inc.	11,966	600,813
TreeHouse Foods, Inc. (a)	10,989	1,133,955
Tyson Foods, Inc., Class A	9,345	687,792

		3,224,968
Gas Utilities — 1.8%
National Fuel Gas Co.	19,600	1,107,596
UGI Corp.	17,900	810,154

		1,917,750
Health Care Equipment & Supplies — 3.0%
Halyard Health, Inc. (a)	47,548	1,644,685
Varian Medical Systems, Inc. (a)	15,520	1,470,365

		3,115,050
Health Care Providers & Services — 1.4%
Owens & Minor, Inc.	40,351	1,440,934
Household Durables — 1.1%
Mohawk Industries, Inc. (a)	2,589	540,946
Newell Brands, Inc.	11,588	607,906

		1,148,852
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	6,100	630,069
Insurance — 6.4%
Alleghany Corp. (a)	2,040	1,108,740
Arch Capital Group Ltd. (a)	4,400	319,572
Arthur J Gallagher & Co.	18,550	912,475
Brown & Brown, Inc.	26,100	956,826
FNF Group	20,500	772,235
Hanover Insurance Group, Inc.	13,000	1,070,420
Old Republic International Corp.	34,400	666,672
RenaissanceRe Holdings Ltd.	3,100	364,312
W.R. Berkley Corp.	10,100	587,719

		6,758,971
Internet Software & Services — 0.9%
comScore, Inc. (a)	13,400	347,730
Rackspace Hosting, Inc. (a)	23,600	552,948

		900,678
IT Services — 1.2%
Amdocs Ltd.	9,000	525,240

13	MANAGED ACCOUNT SERIES	JULY 31, 2016

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio

Common Stocks	Shares	Value
IT Services (continued)
DST Systems, Inc.	5,900	$727,647

		1,252,887
Life Sciences Tools & Services — 1.3%
VWR Corp. (a)	45,036	1,410,527
Machinery — 3.2%
Allison Transmission Holdings, Inc.	14,100	406,362
Colfax Corp. (a)	15,300	449,208
Joy Global, Inc.	20,400	563,652
Kennametal, Inc.	23,800	591,668
Terex Corp.	32,800	791,792
Xylem, Inc.	12,500	597,625

		3,400,307
Marine — 0.3%
Kirby Corp. (a)	5,700	310,593
Media — 1.6%
Cable One, Inc.	3,183	1,667,510
Metals & Mining — 3.9%
Agnico-Eagle Mines Ltd.	11,200	651,168
Carpenter Technology Corp.	41,100	1,613,175
Steel Dynamics, Inc.	42,700	1,145,214
United States Steel Corp.	26,200	720,238

		4,129,795
Multiline Retail — 0.8%
Dollar Tree, Inc. (a)	8,947	861,507
Multi-Utilities — 3.2%
Alliant Energy Corp.	20,600	829,150
Black Hills Corp.	17,400	1,097,070
MDU Resources Group, Inc.	60,700	1,459,835

		3,386,055
Oil, Gas & Consumable Fuels — 4.8%
Concho Resources, Inc. (a)	11,000	1,366,200
Energen Corp.	33,800	1,601,444
HollyFrontier Corp.	28,800	732,096
SM Energy Co.	17,400	472,062
Whiting Petroleum Corp. (a)	67,400	496,738
World Fuel Services Corp.	7,900	376,040

		5,044,580
Paper & Forest Products — 1.0%
Domtar Corp.	27,700	1,090,549
Personal Products — 0.4%
Edgewell Personal Care Co. (a)	5,040	426,434
Real Estate Investment Trusts (REITs) — 6.5%
LTC Properties, Inc.	31,936	1,709,534
Outfront Media, Inc.	59,122	1,375,769
Pebblebrook Hotel Trust (b)	39,839	1,181,226
Tanger Factory Outlet Centers, Inc. (b)	38,478	1,606,072
WP Glimcher, Inc.	72,624	920,872

		6,793,473
Real Estate Management & Development — 1.9%
Alexander & Baldwin, Inc.	35,880	1,413,672
Jones Lang LaSalle, Inc.	5,731	627,373

		2,041,045
Road & Rail — 1.2%
Genesee & Wyoming, Inc., Class A (a)(b)	20,200	1,307,950
Semiconductors & Semiconductor Equipment — 2.5%
Cypress Semiconductor Corp.	34,700	403,908

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	12,300	$684,372
Micron Technology, Inc. (a)	19,500	267,930
Qorvo, Inc. (a)	11,000	695,530
Skyworks Solutions, Inc.	8,100	534,762

		2,586,502
Software — 1.9%
PTC, Inc. (a)	26,643	1,058,526
Synopsys, Inc. (a)	16,600	899,056

		1,957,582
Specialty Retail — 4.7%
Advance Auto Parts, Inc.	4,200	713,412
Dick’s Sporting Goods, Inc.	27,700	1,420,733
Foot Locker, Inc.	9,600	572,352
GNC Holdings, Inc., Class A	19,793	403,975
Murphy USA, Inc. (a)	10,343	792,687
Signet Jewelers Ltd.	3,808	334,761
Staples, Inc.	80,795	750,586

		4,988,506
Technology Hardware, Storage & Peripherals — 0.9%
Diebold, Inc.	34,100	962,984
Textiles, Apparel & Luxury Goods — 2.2%
Coach, Inc.	13,700	590,607
Deckers Outdoor Corp. (a)	9,358	617,722
PVH Corp.	6,200	626,572
Ralph Lauren Corp.	4,500	441,405

		2,276,306
Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp, Inc.	23,000	332,350
Trading Companies & Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	16,300	1,170,829
Water Utilities — 0.6%
Aqua America, Inc.	19,100	661,624
Total Long-Term Investments (Cost — $90,006,735) — 99.0%		104,367,875

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 4.7%
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (c)(d)(e)	$4,921	4,920,614

	Par (000)
Time Deposits — 1.2%
Wells Fargo, San Francisco, 0.39%, 08/01/16	1,263	1,262,951
Total Short-Term Securities (Cost — $6,183,565) — 5.9%		6,183,565
Total Investments (Cost — $96,190,300*) — 104.9%		110,551,440
Liabilities in Excess of Other Assets — (4.9)%		(5,159,540)

Net Assets — 100.0%		$105,391,900

MANAGED ACCOUNT SERIES	JULY 31, 2016	14

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$100,093,096

Gross unrealized appreciation	$13,885,243
Gross unrealized depreciation	(3,426,899)

Net unrealized appreciation	$10,458,344

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2016	Net Activity	Beneficial Interest Held at July 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	$4,081,846	$838,768	$4,920,614	$3,308	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$104,367,875	—	—	$104,367,875
Short-Term Securities:
Money Market Funds	—	$4,920,614	—	4,920,614
Time Deposits	—	1,262,951	—	1,262,951

Total	$104,367,875	$6,183,565	—	$110,551,440

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $4,920,614 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

15	MANAGED ACCOUNT SERIES	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 1A2, 0.66%, 9/25/36 (a)	$68	$58,016
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 0.74%, 7/25/36 (a)	100	61,506
Series 2006-NC5, Class A3, 0.64%, 1/25/37 (a)	200	117,125
Series 2007-RFC1, Class A3, 0.63%, 12/25/36 (a)	100	57,322
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.49%, 10/25/37 (a)(b)	1,751	1,250,509
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (a)	499	414,818
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 1.39%, 11/25/34 (a)	36	35,314
Series 2006-13, Class 3AV2, 0.64%, 1/25/37 (a)	54	52,229
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	23	23,393
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.73%, 8/15/25 (a)(b)	1,000	989,712
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.63%, 9/25/36 (a)	238	223,281
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.48%, 6/17/31 (a)(b)	391	386,598
Series 2014-SFR2, Class A, 1.58%, 9/17/31 (a)(b)	1,356	1,347,172
Series 2014-SFR3, Class A, 1.68%, 12/17/31 (a)(b)	329	328,132
Series 2015-SFR1, Class A, 1.93%, 3/17/32 (a)(b)	770	772,307
Series 2015-SFR2, Class A, 1.83%, 6/17/32 (a)(b)	1,077	1,077,541
Series 2015-SFR3, Class A, 1.74%, 8/17/32 (a)(b)	2,275	2,275,838
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)	721	720,062
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A2, 0.60%, 11/25/36 (a)	12	5,308
Series 2006-10, Class 2A3, 0.65%, 11/25/36 (a)	121	52,469
Series 2006-10, Class 2A4, 0.71%, 11/25/36 (a)	26	11,264
Series 2006-2, Class 1A, 0.67%, 3/25/46 (a)	115	73,277
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.73%, 5/25/37 (a)	502	288,969

Asset-Backed Securities	Par (000)	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, 0.73%, 6/25/36 (a)	$1,263	$808,232
OCP CLO Ltd., Series 2012-2A, Class A2, 2.13%, 11/22/23 (a)(b)	1,073	1,073,425
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.88%, 2/17/32 (a)(b)	987	988,418
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)	796	807,100
Series 2016-SFR1, Class A, 1.98%, 9/17/33 (a)(b)	1,800	1,800,000
RAMP Trust, Series 2006-RZ2, Class A3, 0.76%, 5/25/36 (a)	348	327,564
Scholar Funding Trust, Series 2011-A, Class A, 1.64%, 10/28/43 (a)(b)	615	602,377
Silver Bay Realty Trust, Series 2014-1, Class A, 1.48%, 9/17/31 (a)(b)	1,027	1,014,225
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.43%, 8/16/32 (a)(b)	500	512,413
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A4, 0.62%, 2/25/37 (a)	575	519,335
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.73%, 6/17/32 (a)(b)	597	591,053
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	700	712,031
Total Asset-Backed Securities — 6.2%		20,378,335

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Banc of America Funding Trust, Series 2006-A, Class 3A2, 3.13%, 2/20/36 (a)	76	60,817
Banc of America Mortgage Trust:
Series 2005-G, Class 2A4, 2.99%, 8/25/35 (a)	621	562,604
Series 2005-I, Class 2A5, 2.90%, 10/25/35 (a)	423	375,388
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)	51	49,630
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)	60	46,674
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	197	196,087
Series 2006-HYB2, Class 3A1, 2.76%, 4/20/36 (a)	193	168,747

Portfolio Abbreviations
ADR	American Depositary Receipts	HKD	Hong Kong Dollar	TBA	To-Be-Announced
AUD	Australian Dollar	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
EUR	Euro	OTC	Over-the-counter

1	MANAGED ACCOUNT SERIES	JULY 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Series 2009-11, Class 6A1, 1.80%, 10/25/35 (a)(b)	$1	$932
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	147	150,300
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	35	34,651
Series 2005-47CB, Class A2, 0.99%, 10/25/35 (a)	107	66,062
Series 2006-15CB, Class A1, 6.50%, 6/25/36	461	336,715
Series 2006-19CB, Class A15, 6.00%, 8/25/36	298	264,439
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	563	449,514
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	74	54,043
Credit Suisse Mortgage Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	111	102,179
HarborView Mortgage Loan Trust, Series 2006-6, Class 3A1A, 3.11%, 8/19/36 (a)	1,224	986,491
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 4.49%, 3/25/37 (a)	220	194,019
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.57%, 9/01/21 (a)(b)	841	833,407
Series 2014-2, Class A, 2.46%, 12/01/21 (a)(b)	1,002	986,616
Series 2015-2, Class A, 2.47%, 1/01/20 (a)(b)	875	868,750
Wells Fargo Mortgage Backed Securities, Series 2007-8, Class 2A2, 6.00%, 7/25/37	81	80,335

		6,868,400
Commercial Mortgage-Backed Securities — 9.5%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.37%, 9/15/25 (a)	1,300	1,477,458
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.97%, 7/05/21 (a)(b)	1,400	1,384,192
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 4/10/29 (b)	950	988,887
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)	720	727,032
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	4,200	4,216,811
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)	1,500	1,055,582
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.95%, 5/10/49 (a)	430	447,389
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR11, Class C, 5.17%, 10/10/46 (a)(b)	1,200	1,334,166
Series 2014-TWC, Class A, 1.33%, 2/13/32 (a)(b)	1,145	1,142,883
Commercial Mortgage Trust, Series 2015-CR25, Class C, 4.55%, 8/10/48 (a)	90	94,142
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28 (b)	750	849,698
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)	1,500	1,512,361

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2015-WOLF, Class A, 1.93%, 5/15/34 (a)(b)	$300	$298,509
Hilton USA Trust, Series 2013-HLF, Class AFL, 1.47%, 11/05/30 (a)(b)	4,171	4,179,036
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-CSMO, Class A, 1.73%, 1/15/32 (a)(b)	3,800	3,798,790
Series 2015-CSMO, Class D, 3.78%, 1/15/32 (a)(b)	900	899,150
Series 2015-CSMO, Class E, 4.43%, 1/15/32 (a)(b)	900	898,866
Series 2015-SGP, Class A, 2.18%, 7/15/19 (a)(b)	400	402,760
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)	1,000	1,022,265
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class A4, 5.36%, 3/15/44	1,161	1,176,608
Series 2014-MP, Class A, 3.47%, 8/11/33 (b)	900	959,433
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.85%, 11/15/48	245	180,961
Series 2015-NXS3, Class C, 4.49%, 9/15/57 (a)	900	875,903
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (a)	1,337	1,206,204
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class C, 3.77%, 9/15/57 (a)	63	61,484

		31,190,570
Interest Only Commercial Mortgage-Backed Securities — 3.4%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.93%, 9/15/48 (a)	991	61,684
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.78%, 5/10/58 (a)	5,947	743,114
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class XA, 1.12%, 7/10/47 (a)	1,575	101,215
Series 2015-P1, Class XA, 0.80%, 9/15/48 (a)	4,768	262,516
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 1.00%, 2/10/47 (a)	2,171	80,372
Series 2014-CR16, Class XA, 1.23%, 4/10/47 (a)	878	52,145
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (a)	7,550	493,859
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.47%, 3/10/46 (a)	3,780	234,223
Series 2014-CR15, Class XA, 1.31%, 2/10/47 (a)	12,448	651,290
Series 2015-CR24, Class XA, 0.88%, 8/10/55 (a)	4,060	242,334
Series 2015-DC1, Class XA, 1.18%, 2/04/48 (a)	9,434	637,474
Series 2015-LC19, Class XA, 1.23%, 2/10/48 (a)	3,366	261,735
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (a)	6,936	340,547

MANAGED ACCOUNT SERIES	JULY 31, 2016	2

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)	$10,760	$437,206
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)	9,200	357,104
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)	4,600	314,739
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 0.96%, 4/15/50 (a)	7,045	412,690
CSMC Trust, Series 2014-USA, Class X1, 0.55%, 9/17/37 (a)(b)	10,500	447,615
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	72,347	329,224
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.38%, 2/15/48 (a)	10,066	758,556
Series 2015-C28, Class XA, 1.20%, 10/15/48 (a)	9,684	638,005
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.15%, 11/15/46 (a)	2,308	134,141
Series 2014-C18, Class XA, 0.98%, 10/29/47 (a)	594	25,063
Series 2014-C19, Class XA, 1.15%, 12/15/47 (a)	16,130	984,118
Series 2015-C25, Class XA, 1.15%, 10/15/48 (a)	2,490	190,942
Series 2016-C29, Class XA, 1.66%, 5/15/26 (a)	1,898	217,619
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.99%, 2/15/48 (a)	9,905	623,347
Series 2015-C30, Class XA, 1.02%, 9/15/48 (a)	3,371	226,899
Series 2015-NXS1, Class XA, 1.20%, 5/15/48 (a)	4,358	308,441
Series 2016-C33, Class XA, 1.82%, 3/15/59 (a)	1,895	226,936
WFRBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.94%, 9/15/57 (a)	4,534	237,701
Series 2014-C24, Class XA, 0.98%, 11/15/47 (a)	2,279	129,947

		11,162,801
Total Non-Agency Mortgage-Backed Securities — 15.0%		49,221,771

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.7%
Freddie Mac, Series 2411, Class FJ, 0.83%, 12/15/29 (a)	8	8,484
Ginnie Mae:
Series 2009-122, Class PY, 6.00%, 12/20/39	206	234,279
Series 2014-107, Class WX, 6.81%, 7/20/39 (a)	800	950,712
Series 2014-12, Class ZA, 3.00%, 1/20/44	647	658,287
Series 2014-62, Class Z, 3.00%, 4/20/44	535	532,586

		2,384,348

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series KC01, Class X1, 0.85%, 12/25/22 (a)	$4,139	$135,382
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45	560	42,292
Series 2015-152, Class PI, 4.00%, 10/20/45	215	16,228
Series 2015-176, Class IO, 4.00%, 11/20/45	62	4,515
Series 2016-82, Class IM, 4.00%, 2/20/46	100	8,645
Series 2016-82, Class WI, 4.00%, 5/20/46	99	8,379

		80,059
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2012-M9, Class X1, 4.20%, 12/25/17 (a)	6,592	199,849
Freddie Mac:
Series K040, Class X1, 0.87%, 9/25/24 (a)	3,565	175,305
Series K041, Class X1, 0.69%, 10/25/24 (a)	5,159	197,700
Series K042, Class X1, 1.19%, 12/25/24 (a)	1,689	121,735
Series K043, Class X1, 0.68%, 12/25/24 (a)	15,941	623,254
Series K045, Class X1, 0.58%, 1/25/25 (a)	20,912	672,017
Series K718, Class X1, 0.77%, 1/25/22 (a)	1,042	31,083

		2,020,943
Mortgage-Backed Securities — 165.4%
Fannie Mae Mortgage-Backed Securities:
2.00%, 8/01/30 (d)	900	914,449
2.50%, 4/01/30-11/01/30	3,043	3,159,766
3.00%, 11/01/26-6/01/46 (d)	60,321	63,180,539
3.50%, 11/01/27-7/01/46 (d)	91,783	97,323,951
4.00%, 4/01/26-6/01/46 (d)(e)	78,446	84,493,728
4.50%, 7/01/24-11/01/45 (d)(e)	36,681	40,083,108
5.00%, 1/01/23-8/01/45 (d)(e)	11,181	12,379,030
5.50%, 6/01/24-8/01/44 (d)	3,673	4,135,392
6.00%, 12/01/32-8/01/44 (d)	3,177	3,640,276
6.50%, 9/01/36-5/01/40	451	525,233
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-9/01/30 (d)	5,141	5,338,440
2.77%, 10/01/45 (a)	752	779,814
2.95%, 11/01/44 (a)	1,863	1,929,030
3.00%, 5/01/27-8/01/45 (d)	12,968	13,582,766
3.50%, 7/01/26-2/01/46 (d)(e)	24,055	25,513,399
4.00%, 8/01/40-1/01/46 (d)	23,958	25,685,032
4.50%, 1/01/19-8/01/45 (d)	6,012	6,561,449
5.00%, 11/01/24-2/01/42	3,221	3,562,846
5.50%, 6/01/41-8/01/44 (d)	1,947	2,180,522
6.00%, 6/01/27-11/01/39	482	549,971
Ginnie Mae Mortgage-Backed Securities:
3.00%, 9/01/43-8/15/45 (d)	25,047	26,290,888
3.50%, 12/20/41-7/20/46 (d)	60,104	63,874,034
4.00%, 9/20/40-8/15/45 (d)	36,976	39,504,865
4.50%, 9/20/39-8/15/45 (d)	9,836	10,736,121
5.00%, 12/15/34-8/15/45 (d)	4,055	4,482,143
5.50%, 7/15/38-12/20/41	1,613	1,796,817
6.00%, 8/15/45 (d)	670	763,067

3	MANAGED ACCOUNT SERIES	JULY 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 10/15/38-2/20/41	$661	$766,081

		543,732,757
Total U.S. Government Sponsored Agency Securities — 166.8%		548,353,489

U.S. Treasury Obligations — 1.1%
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/25 (e)	3,300	3,460,463
Options Purchased
(Cost — $55,770) — 0.0%		29,266
Total Investments Before TBA Sale Commitments (Cost — $615,216,908*) — 189.1%		621,443,324

TBA Sale Commitments (d)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 8/01/30	$2,956	$(3,061,654)
3.00%, 8/01/30-8/01/45	38,112	(39,688,164)
3.50%, 8/01/28-8/01/45	42,158	(44,544,500)
4.00%, 8/01/45	51,289	(54,985,414)
4.50%, 8/01/45	9,977	(10,879,497)
5.00%, 8/01/43	4,422	(4,894,601)
Freddie Mac Mortgage-Backed Securities:
2.50%, 8/18/45	172	(178,315)
3.00%, 8/01/44	5,396	(5,610,997)
3.50%, 8/01/43-8/01/45	6,023	(6,358,800)
4.00%, 8/01/45	10,080	(10,790,719)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 8/01/43	15,727	(16,518,265)
3.50%, 8/15/45	27,942	(29,715,201)
4.00%, 8/15/45	20,842	(22,254,533)
5.00%, 8/15/44	1,075	(1,167,215)
Total TBA Sale Commitments (Proceeds — $250,122,236) — (76.3)%		(250,647,875)
Total Investments Net of TBA Sale Commitments — 112.8%		370,795,449
Liabilities in Excess of Other Assets — (12.8)%		(42,110,432)

Net Assets — 100.0%		$328,685,017

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$615,230,502

Gross unrealized appreciation	$7,196,836
Gross unrealized depreciation	(984,014)

Net unrealized appreciation	$6,212,822

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$802,639	$(3,374)
BNP Paribas Securities Corp.	$1,466,290	$594
BNY Mellon Capital Markets LLC	$(649,546)	$(2,162)
Citigroup Global Markets, Inc.	$29,387,284	$148,706
Credit Suisse Securities (USA) LLC	$(12,906,613)	$(53,830)
Daiwa Capital Markets America, Inc.	$630,188	$2,625
Deutsche Bank Securities, Inc.	$6,229,785	$18,719
Goldman Sachs & Co.	$(449,138)	$(47,905)
J.P. Morgan Securities LLC	$(12,162,328)	$(26,290)
Jefferies LLC	$2,683,652	$11,573
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$17,488,849	$30,332
Morgan Stanley & Co. LLC	$6,701,382	$5,307
Nomura Securities International, Inc.	$(1,150,943)	$1,158
RBC Capital Markets LLC	$6,028,896	$13,367
Wells Fargo Securities LLC	$2,159,025	$3,506

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

MANAGED ACCOUNT SERIES	JULY 31, 2016	4

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.57%	7/13/16	8/11/16	$9,842,000	$9,844,805	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas Securities Corp.	0.60%	7/13/16	8/11/16	17,064,000	17,069,119	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	0.45%	5/03/16	Open	3,374,250	3,378,046	U.S. Treasury Obligations	Open/Demand[1]
Total				$30,280,250	$30,291,970

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Depreciation
(3)	U.S. Treasury Bonds (30 Year)	September 2016	USD	523,313	$(35,255)
(114)	U.S. Treasury Notes (10 Year)	September 2016	USD	15,167,344	(97,533)
(144)	U.S. Treasury Notes (5 Year)	September 2016	USD	17,570,250	(156,212)
93	Euro Dollar	December 2016	USD	23,055,863	(12,755)
(220)	Euro Dollar	December 2017	USD	54,474,750	(128,267)
Total					$(430,022)

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Citibank N.A.	Put	1.35%	Pay	3-month LIBOR	1/09/17	USD	6,500	$29,266

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.49%[1]	3-month LIBOR	4/20/20	USD	4,500	$(103,087)
1.99%[1]	3-month LIBOR	9/10/20	USD	1,200	(44,695)
1.96%[1]	3-month LIBOR	9/10/20	USD	700	(25,119)
1.96%[1]	3-month LIBOR	9/10/20	USD	400	(14,336)
2.42%[1]	3-month LIBOR	4/24/45	USD	410	(71,873)
2.38%[1]	3-month LIBOR	4/24/45	USD	400	(66,139)
2.39%[1]	3-month LIBOR	4/24/45	USD	400	(67,177)
2.42%[1]	3-month LIBOR	4/24/45	USD	380	(66,855)
2.83%[2]	3-month LIBOR	7/10/45	USD	1,550	420,123
Total					$(39,158)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

5	MANAGED ACCOUNT SERIES	JULY 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

OTC Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
CMBX.NA Series 9 AAA	0.50%	Morgan Stanley Capital Services LLC	9/17/58	USD	18,000	$777,283	$785,906	$(8,623)

OTC Total Return Swaps
Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	USD	173	$280	$67	$213
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	169	(274)	(212)	(62)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	169	(274)	512	(786)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	USD	165	268	586	(318)
Total						—	$953	$(953)

[1]	Fund pays the floating rate and receives the total return of the reference entity.
[2]	Fund pays the total return of the reference entity and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$17,858,273	$2,520,062	$20,378,335
Non-Agency Mortgage-Backed Securities	—	48,353,021	868,750	49,221,771
U.S. Government Sponsored Agency Securities	—	548,344,844	8,645	548,353,489
U.S. Treasury Obligations	—	3,460,463	—	3,460,463
Options Purchased:
Interest rate contracts	—	29,266	—	29,266

MANAGED ACCOUNT SERIES	JULY 31, 2016	6

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
TBA Sale Commitments	—	$(250,647,875)	—	$(250,647,875)

Total	—	$367,397,992	$3,397,457	$370,795,449

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	—	$420,336	—	$420,336
Liabilities:
Credit contracts	—	(8,623)	—	(8,623)
Interest rate contracts	$(430,022)	(460,447)	—	(890,469)

Total	$(430,022)	$(48,734)	—	$(478,756)

[1]	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$23,506,507	—	—	$23,506,507
Cash pledged:
Futures contracts	359,040	—	—	359,040
Centrally cleared swaps	77,150	—	—	77,150
Liabilities:
Reverse repurchase agreements	—	$(30,291,970)	—	(30,291,970)

Total	$23,942,697	$(30,291,970)	—	$(6,349,273)

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of April 30, 2016	$737,897	$2,576,005	—	$3,313,902
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	—	(1,695,919)	—	(1,695,919)
Accrued discounts/premiums	—	3,431	—	3,431
Net realized gain (loss)	—	256	—	256
Net change in unrealized appreciation (depreciation)[2]	1,821	11,915	$(959)	12,777
Purchases	1,800,000	—	9,604	1,809,604
Sales	(19,656)	(26,938)	—	(46,594)

Closing balance, as of July 31, 2016	$2,520,062	$868,750	$8,645	$3,397,457

Net change in unrealized appreciation (depreciation) on investments held as of July 31, 2016[2]	$1,821	$11,902	$(959)	$12,764

[1]

As of April 30, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

7	MANAGED ACCOUNT SERIES	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M .Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date:	September 21, 2016